Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR
To be amortized during the twelve months ending March 31:
2015	$ 3.7	219.0
2016	0.1	7.0
2017	0.1	3.0
2018	0	1.0
2019	$ 0	1.0